Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Deferred offering costs		$ 75,750,000
Offering costs	$ 593,778	593,778
Underwriter discount	500,000	500,000
Deferred fee payable	3,375,000	3,375,000
Federal depository insurance coverage	250,000	250,000
Liability		76,588
Common stock subject to possible redemption	78,448,306	$ 75,750,000
Investments held in trust account	$ 78,452,760